Schedule 1 - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	May 31, 2021	Dec. 31, 2020
Common stock, par or stated value per share	$ 0.000005	$ 0.000005		$ 0.000005
Common Stock, shares authorized	10,000,000,000	10,000,000,000		10,000,000,000
Common stock, shares, issued	3,701,622,010			1,203,526,000
Common stock, shares, outstanding	3,701,622,010			1,203,526,000
Class A ordinary shares
Common Stock, shares authorized	8,900,000,000	8,900,000,000
Common stock, shares, issued	3,282,256,521	3,206,653,701	300,000,000
Common stock, shares, outstanding	2,899,717,031	3,108,040,681
Class B ordinary shares
Common Stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares, issued	801,904,979	801,904,979
Common stock, shares, outstanding	801,904,979	801,904,979
Waterdrop Inc. [Member]
Common stock, par or stated value per share	$ 0.000005	$ 0.000005
Common Stock, shares authorized	10,000,000,000	10,000,000,000
Waterdrop Inc. [Member] | Class A ordinary shares
Common Stock, shares authorized	8,900,000,000	8,900,000,000
Common stock, shares, issued	3,282,256,521	3,206,653,701
Common stock, shares, outstanding	2,899,717,031	3,108,040,681
Waterdrop Inc. [Member] | Class B ordinary shares
Common Stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares, issued	801,904,979	801,904,979
Common stock, shares, outstanding	801,904,979	801,904,979